Investment in Cauchari-Olaroz Project	12 Months Ended
Dec. 31, 2022
Disclosure Of Interest In Joint Arragements [Abstract]
Investment in Cauchari-Olaroz Project
6.	INVESTMENT IN CAUCHARI-OLAROZ PROJECT
As at December 31, 2022, the Company, Ganfeng and JEMSE are 44.8%, 46.7% and 8.5% shareholders, respectively, of Minera Exar, the company that holds all rights, title and interest in and to Cauchari-Olaroz, which is located in the Jujuy province of Argentina. The Company and Ganfeng are parties to a shareholders’ agreement concerning management of the project and are entitled to the project’s production offtake on a 49%/ 51% basis. Construction costs are also shared on the same 49%/ 51% pro rata basis between the Company and Ganfeng. The shareholders’ agreement regulates key aspects of governance of the project, which provides the Company with significant influence over Minera Exar and strong minority shareholder protective rights.
In addition, the Company and Ganfeng are 49% and 51% shareholders, respectively, in Exar Capital, a company that provides financing to Minera Exar for the purpose of advancing construction of Cauchari-Olaroz (the investment in Minera Exar and investment in Exar Capital together, the “Investment in Cauchari-Olaroz project”). Minera Exar and Exar Capital are accounted for using the equity method of accounting.
Loans to Minera Exar and Exar Capital
The Company has entered into loan agreements with Minera Exar and Exar Capital to fund the construction of Cauchari-Olaroz. Changes in the loans’ balances are summarized below.

$

Loans to Exar Capital, as at December 31, 2020	34,562

Loans to Exar Capital	60,270

Initial difference between the face value and the fair value of loans to Exar Capital	(29,677)

Accrued interest	5,701

Loans to Exar Capital, as at December 31, 2021	70,856

Remeasurement due to extinguishment of the loans to Exar Capital	54,991

Loans to Exar Capital	79,674

Accrued interest	17,601

Loans to Exar Capital, as at December 31, 2022	223,122

Prior to 2022, loans by the Company and Ganfeng to Exar Capital were non-interest
bearing. Starting from January 1, 2022, as agreed between the Company and Ganfeng, all loans by both the Company and Ganfeng to Exar Capital were amended to introduce interest.
Loans advanced prior to 2022 carry interest rates between 9.72% - 12.64% while loans advanced starting in 2022 carry an interest rate of the Secured Overnight Financing Rate (“SOFR”) plus 10.305%. SOFR is a benchmark interest rate for dollar-denominated loans and derivatives established as an alternative benchmark rate to the London Inter-Bank Offered Rate (“LIBOR”), which is being gradually phased out.
The
2022
amendment to the terms of the loans resulted, for accounting purposes, in an extinguishment of the pre-existing
instruments and the recognition of new loans. The effect of this change was a re-measurement
of the loan balances at January 1, 2022 from $70,856 to $125,847, which reversed the unamortized discount on the previously non-interest
bearing loans. The extinguishment gain was recorded as $54,991, of which $34,637 previously included as part of Investment in Cauchari-Olaroz
,
 was recognized as a return of investment in Cauchari-Olaroz and credited against the investment in associate and the remaining $20,354 was recorded as a gain in the Company’s statement of comprehensive loss.
During the year ended December 31, 2022, loans were provided by the Company to Exar Capital in the amount of $79,674, and by Ganfeng in the amount of $82,926.
Such loans funded the Company’s and Ganfeng’s respective 49% and 51% share of Cauchari-Olaroz construction costs. Maturity of the loans is
7
years from the date of drawdown.
In addition to the loans from shareholders, in Q4 2021 and Q1 2022, Minera Exar obtained debt financing in the form of loans totaling $50,000 from a third party to fund construction. These third-party loans are secured with a bank letter of credit arranged by Ganfeng. The Company has in turn provided a guarantee to Ganfeng in the amount of $19,600 for the loans.
In
Q4
2022, Minera Exar obtained an additional $30,000
in
debt financing from a third party secured by a letter of credit provided by Exar Capital.
Investment in Cauchari-Olaroz Project
Changes in the Investment in Cauchari-Olaroz Project are summarized below:

$

Investment in Cauchari-Olaroz Project, as at December 31, 2020	131,394

Contribution to Investment in Cauchari-Olaroz Project	31,772

Share of income of Cauchari-Olaroz Project	25,731

Elimination of unrealized gain on intercompany transactions	(22,104)

Share of decrease in Minera Exar net assets as a result of the JEMSE Transaction	(10,512)

Investment in Cauchari-Olaroz Project, as at December 31, 2021	156,281

Remeasurement due to extinguishment of the loans to Exar Capital	(34,637)

Contribution to Investment in Cauchari-Olaroz Project	3,138

Share of loss of Cauchari-Olaroz Project	(57,016)

Elimination of unrealized gain on intercompany transactions	(26,259)

Investment in Cauchari-Olaroz Project, as at December 31, 2022	41,507

In Q2 2022, certain of the loans provided by Exar Capital to Minera Exar were amended to introduce a revised repayment mechanism linked to the implied market foreign exchange rate in Argentina. This change in the loans’ terms resulted in an extinguishment of the se
loan
s
and the recognition of a related loss of $113,105 (net of taxes), the Company’s share of which was $50,671. Subsequent to the amendment, the revised repayment feature gives rise to the existence of an embedded derivative in the loans payable by Minera Exar
which is required to be measured at fair value at each reporting date.
Minera Exar incurred derivative losses of $21,541 (net of taxes), the Company’s share of which was $9,650 from the date of amendment to December 31, 2022. The Company’s share of other Minera Exar and Exar Capital income was $3,305 which was primarily related to deferred tax.
The following are the amounts presented in the financial statements of Minera Exar on a 100% basis as amended to reflect the Company’s accounting policies.

	December 31, 2022	December 31, 2021

	$	$

Current assets

Cash and cash equivalents	3,075	937

Other current assets	11,357	1,087

Total current assets	14,432	2,024

Non-current assets	1,200,485	783,138

Current liabilities	(113,970)	(93,509)

Non-current liabilities - loans from Exar Capital	(949,679)	(438,306)

Non-current liabilities - othe r	(36,059)	(6,271)
Net assets	115,209	247,076

	Years ended December 31,

	2022	2021

	$	$

Other losses	(207,148)	-

Income tax expense	-	(61,978)

Deferred tax recovery	75,280	81,424

Net (loss)/income	(131,868)	19,446
The following are the amounts presented in the financial statements of Exar Capital on a 100% basis.

	December 31, 2022	December 31, 2021

	$	$

Current assets

Cash and cash equivalents	1,180	4,616
Restricted cash used as collateral under letters of credit	15,668	-

Other current assets	16,589	583

Total current assets	33,437	5,199

Non-current assets - loans advanced to Minera Exar	617,279	438,306

Current liabilities - loans from Lithium Americas and Ganfeng	(563,652)	(353,924)

Other current liabilities	(4,197)	(479)

Other non-current liabilitie s	-	(10,441)
Net assets	82,867	78,661
Loans from Lithium Americas and Ganfeng are presented as current liabilities in the financial statements of

Exar Capital. In accordance with the terms of the loan agreements, the loans can be called at any time by unanimous agreement of Lithium Americas and Ganfeng.

	Years ended December 31,

	2022	2021

	$	$

Interest income on loans from Exar Capital	58,614	40,403

Interest expense	(47,057)	-

Withholding tax expense	(7,034)	(5,157)

General and administrative expenses	(319)	(514)

Net income	4,204	34,732
The following provides a reconciliation of the summarized financial information for Minera Exar and Exar Capital to carrying value:

	Minera Exar	Exar Capital

	$	$

Net assets, December 31, 2022	115,209	82,867

Company’s share of net assets	51,614	40,605

Elimination of unrealized gain on intercompany transactions	(59,338)	-

Expenditures incurred by the Company in connection to the investee	8,626	-

Carrying value	902	40,605

Minera Exar’s Commitments and Contingencies
As at December 31, 2022, Minera Exar had the following commitments (on a 100% basis):

•	Annual royalty of $200 due in May of every year and expiring in 2041.

•
Aboriginal programs agreements with seven communities located in the Cauchari-Olaroz project area having terms ranging from five to thirty years. The annual fees due are $381 in 2023 and $503 between 2024 and 2061, assuming that such agreements are extended for the life of the project. The annual fees are subject to change. Minera Exar’s obligations to make the payments are subject to continued development of the project and commencement and continuation of production operations for the project.

•	Commitments related to construction contracts of $838.